INCOME TAXES INCOME TAXES (Differences between Income Tax Expense and Amount Obtained by Multiplying Pre-Tax Income by U.S. Statutory Federal Income Tax Rate) (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Income Taxes Differences Between Income Tax Expense And Amount Obtained By Multiplying Pre Tax Income By U S Statutory Federal Income Tax Rate [Abstract]
Statutory tax rate				35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount				$ 56,000,000	$ 52,000,000	$ 37,000,000
State Income Tax Expense, Net of Federal Deduction				7,000,000	7,000,000	5,000,000
Federal/State Tax Credits				(5,000,000)	(2,000,000)	(1,000,000)
Allowance for Funds Used During Construction Income Tax Difference				(2,000,000)	(1,000,000)	(1,000,000)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount				0	2,000,000	0
Investment Tax Credit Basis Difference	(11,000,000)			0	(11,000,000)	0
Other				2,000,000	1,000,000	(1,000,000)
Income Tax Expense (Benefit)		$ 4,339,000	$ 5,338,000	$ 57,911,000	$ 47,986,000	$ 39,109,000